Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income tax [Abstract]
Disclosure of detailed information about income tax

	2021	2020	2019
Loss for the year before income taxes	$(7,553)	$(6,000)	$(5,524)
Statutory rate	27.00%	27.00%	27.00%

Expected income tax recovery	(2,039)	(1,620)	(1,491)
Permanent differences and other	(1,121)	551	(1,277)
Difference in foreign tax rates	24	84	73
Effect of change in future tax rates	—	—	—
Change in valuation allowance	3,136	985	2,695

Total income tax recovery	$—	$—	$—

Disclosure of detailed information about current income tax
	2021	2020	2019
Current income tax recovery	$—	$—	$—
Deferred income tax expense	—	—	—

Total income taxes	$—	$—	$—

Deferred Income Tax Reconciliation
The Company’s deferred income tax liability consisted of:

	2021	2020	2019
Deferred income tax assets:

Non-capital loss carryforward	$11,594	$11,803	$11,092
Resource expenditures	2,935	2,683	2,647
Equipment	280	278	272
Share issue and legal costs	14	26	15
Other	15,251	12,190	11,957

	30,074	26,980	25,983
Unrecognized tax a s sets	(30,074)	(26,939)	(25,954)

Net deferred income tax assets	—	41	29

Deferred income tax liabilities:
Foreign exchange on loan	—	(25)	(29)
Mineral property interests	—	(16)	—

Net deferred income tax liabilities	$—	$(41)	$(29)

Net deferred income tax	$—	$—	$—